Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 239,542	$ 182,491	$ 320,274
Bank balances	179,097,293	68,131,885	80,767,977
Cash	179,336,835	68,314,376	81,088,251
Time deposits	389,303,495	54,890,333	106,109,299
Securities purchased under resale agreements	12,115,866	109,332,901	179,357,487
Investments in mutual funds	16,325,479	33,030,515	19,194,583
Short term investments classified as cash equivalents	28,441,345	142,363,416	198,552,070
Cash equivalents	417,744,840	197,253,749	304,661,369
Overnight deposits	0	0	10,639,396
Total	$ 597,081,675	$ 265,568,125	$ 396,389,016	$ 196,369,224